SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
13.	SHAREHOLDERS’ EQUITY

ORDINARY SHARES

Upon completion of the Company’s initial public offering (“IPO”) in September 2010, the Company’s ordinary shares were converted into 50,767,426 Class A ordinary shares and 25,298,329 Class B ordinary shares. The Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 600,000,000 ordinary shares at a par value of HK$1 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each Class B ordinary share will be convertible into one Class A ordinary share at any time by its holder. Class A ordinary shares will not be convertible into Class B ordinary shares under any circumstances. Upon any transfer of Class B ordinary shares by a Class B ordinary shareholder to any person or entity which is not an affiliate of such holder, such Class B ordinary shares will be automatically and immediately converted into the equal number of Class A ordinary shares. There were nil, nil and 1,151,679 Class B ordinary shares transferred to Class A ordinary shares during the year ended December 31, 2009, 2010 and 2011, respectively. There were nil, nil and 190,000 stock options being exercised to purchase Class B ordinary shares during the year ended December 31, 2009, 2010 and 2011, respectively.

RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. WOFEs were established as a foreign invested enterprise and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide a discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The PRC Domestic Entities were established as domestic invested enterprises and therefore are subject to the above mentioned restrictions on distributable profits.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

Amounts restricted include paid-in capital, statutory reserve funds and net assets of the Company’s PRC subsidiaries, as determined pursuant to PRC generally accepted accounting principles, totaling US$196,991 and US$347,197 as of December 31, 2010 and 2011, respectively. Therefore in accordance with Rules 504 and 4.08(e)(3) of Regulation S-X, the condensed parent company only financial statements as of December 31, 2010 and 2011 and for each of the three years in the period ended December 31, 2011 are disclosed in Note 22.